Related Party Transactions	6 Months Ended
Jun. 30, 2025
Related Party [Abstract]
Related Party Transactions	Note 15 - Related Party Transactions (Amounts in thousands, except share, per share and per unit data) The Group had no related party activity in 2025 or 2024.